Portfolio of Investments (unaudited)

As of January 31, 2020

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS—72.9%
AUSTRALIA—2.8%
AUD	2,500	APT Pipelines Ltd., 7.75%, 07/22/2020 (a)	$1,722,550
USD	6,000	Australia and New Zealand Banking Group Ltd., (fixed rate to 06/15/2026, variable rate thereafter), 6.75%, 06/15/2026 (a)(b)	6,892,500
AUD	5,405	Brisbane Square Finance Pty Ltd., Zero Coupon, 11/25/2025 (c)(d)(e)	4,177,361
AUD	7,300	Qantas Airways Ltd., 7.50%, 06/11/2021	5,271,142
USD	9,100	Santos Finance Ltd., 4.13%, 06/14/2027 (a)(f)	9,572,835
USD	6,172	Virgin Australia Holdings Ltd., 8.13%, 05/15/2024 (a)(f)	6,009,985
			33,646,373
CHINA—20.0%
USD	1,000	Agile Group Holdings Ltd., 8.50%, 07/18/2020 (a)(f)	1,046,307
CNY	20,000	Agricultural Development Bank of China, 4.37%, 05/25/2023	3,002,702
CNH	10,000	Bank of China Ltd., 4.88%, 04/20/2020	1,434,358
USD	3,289	Central China Real Estate Ltd., 7.25%, 01/16 /2022 (a)(f)	3,207,960
SGD	1,250	China Aoyuan Group Ltd., 7.15%, 09/07/2020 (a)	941,098
USD	6,400	China Aoyuan Group Ltd., 7.95%, 09/07/2020 (a)	6,592,103
USD	4,000	China Construction Bank Corp., (fixed rate to 02/27/2024, variable rate thereafter), 4.25%, 02/27/2024 (a)(f)	4,231,912
CNY	30,000	China Development Bank, 3.03%, 01/18/2022	4,344,812
CNH	8,000	China Development Bank Hong Kong, 3.20%, 09/21/2023	1,147,592
USD	6,800	China Evergrande Group, 10.00%, 04/11/2021 (a)(f)	6,342,591
CNY	10,000	China National Petroleum Corp., 3.72%, 09/20/2021	1,457,151
USD	3,500	China Oil & Gas Group Ltd., 5.50%, 07/25/2021 (a)(f)	3,601,705
USD	7,000	China Overseas Finance Cayman III Ltd., 5.38%, 10/29/2023 (a)	7,667,863
USD	4,000	Chinalco Capital Holdings Ltd., 4.25%, 04/21/2022 (a)	4,069,605
USD	3,700	CIFI Holdings Group Co. Ltd., 6.00%, 01/16/2023 (a)(f)	3,603,617
USD	7,000	CIFI Holdings Group Co. Ltd., 6.55%, 03/28/2022 (a)(f)	7,124,717
USD	8,300	CNAC HK Finbridge Co. Ltd., 4.88%, 03/14/2025 (a)	9,083,139
USD	7,500	CNOOC Curtis Funding No 1 Pty Ltd., 4.50%, 10/03/2023 (a)	8,095,784
USD	3,200	CNOOC Nexen Finance 2014 ULC, 4.25%, 04/30/2024	3,460,064
USD	494	Country Garden Holdings Co. Ltd., 5.13%, 01/14/2024 (a)(f)	495,188
USD	5,000	Country Garden Holdings Co. Ltd., 7.25%, 04/08/2023 (a)(f)	5,465,425
USD	3,110	Country Garden Holdings Co. Ltd., 8.00%, 09/27/2021 (a)(f)	3,375,549
MYR	10,000	Country Garden Real Estate Sdn Bhd, 6.40%, 05/06/2022	2,535,505
SGD	2,500	Eastern Air Overseas Hong Kong Co. Ltd., 2.80%, 11/16/2020 (a)	1,827,423
USD	6,800	ENN Clean Energy International Investment Ltd., 7.50%, 02/27/2021 (a)	6,996,231
CNY	20,000	Export-Import Bank of China, 4.37%, 06/19/2023	3,002,358
USD	3,200	Fufeng Group Ltd., 5.88%, 08/28/2021 (a)	3,329,568
USD	3,000	Geely Automobile Holdings Ltd., 3.63%, 01/25/2023 (a)	3,061,028
USD	5,400	HBIS Group Hong Kong Co. Ltd., 3.75%, 12/18/2022 (a)	5,409,157
USD	3,470	Health & Happiness H&H International Holdings Ltd., 5.63%, 10/24/2021 (a)(f)	3,639,782
USD	3,500	Huarong Finance II Co. Ltd., 3.25%, 06/03/2021 (a)	3,533,845
USD	3,000	JD.com, Inc., 3.38%, 10/14/2029 (f)	3,067,127
USD	6,500	Logan Property Holdings Co. Ltd., 6.88%, 04/24/2020 (a)(f)	6,630,443
USD	6,650	Longfor Group Holdings Ltd., 3.95%, 09/16/2029 (a)	6,760,360
USD	5,500	Poly Real Estate Finance Ltd., 3.95%, 02/05/2023 (a)	5,680,299
USD	3,500	Postal Savings Bank of China Co. Ltd., (fixed rate to 09/27/2022, variable rate thereafter), 4.50%, 09/27/2022 (a)(b)	3,581,235
USD	5,000	Powerchina Real Estate Group Ltd., 4.50%, 12/06/2021 (a)	5,152,550
USD	5,760	Ronshine China Holdings Ltd., 8.10%, 12/09/2021 (a)(f)	5,818,856
USD	4,700	Shanghai Port Group BVI Development Co. Ltd., 2.88%, 06/18/2024 (a)	4,814,445
USD	6,800	Shimao Property Holdings Ltd., 5.60%, 07/15/2023 (a)(f)	7,126,675
USD	3,000	Sinochem International Development Pte Ltd., 3.13%, 07/25/2022 (a)	3,033,674

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2020

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
USD	5,200	Sinopec Capital 2013 Ltd., 3.13%, 04/24/2023 (a)	$5,340,699
USD	5,900	Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/2024 (a)	6,405,689
USD	14,738	State Grid Overseas Investment 2016 Ltd., 3.50%, 05/04/2027 (a)	15,782,312
USD	5,400	Sunac China Holdings Ltd., 6.50%, 01/10/2023 (a)(f)	5,217,929
USD	6,700	Sunac China Holdings Ltd., 7.95%, 08/08/2020 (a)(f)	6,927,196
USD	3,400	Sunny Optical Technology Group Co. Ltd., 3.75%, 01/23/2023 (a)	3,500,309
USD	3,330	Tencent Holdings Ltd., 3.98%, 01/11/2029 (a)(f)	3,672,864
USD	5,400	Tianqi Finco Co. Ltd., 3.75%, 11/28/2022 (a)	3,674,700
USD	960	Wuhan Metro Group Co. Ltd., (fixed rate to 12/05/2021, variable rate thereafter), 5.98%, 12/05/2021 (a)(b)	1,018,007
USD	2,882	Yingde Gases Investment Ltd., 6.25%, 01/19/2021 (a)(f)	3,013,205
USD	4,000	Zhenro Properties Group Ltd., 7.88%, 01/14/2023 (a)(f)	3,901,374
USD	7,400	Zhenro Properties Group Ltd., 9.15%, 03/08/2021 (a)(f)	7,633,983
			240,880,070
ECUADOR—0.2%
USD	2,427	International Airport Finance SA, 12.00%, 03/15/2024 (a)	2,663,633
			2,663,633
GERMANY—2.1%
SGD	3,200	Deutsche Bank AG, 4.10%, 02/14/2021	2,372,094
AUD	5,000	Kreditanstalt fuer Wiederaufbau, 6.00%, 08/20/2020 (g)	3,437,829
AUD	15,000	Kreditanstalt fuer Wiederaufbau, 6.25%, 05/19/2021 (g)	10,727,805
AUD	10,000	Landwirtschaftliche Rentenbank, 4.75%, 04/08/2024 (g)	7,705,491
MYR	5,000	Mercedes-Benz Services Malaysia Sdn Bhd, 3.57%, 11/28/2023	1,225,708
			25,468,927
HONG KONG—1.8%
USD	3,900	Far East Consortium International Ltd., 3.75%, 09/08/2021 (a)	3,840,751
USD	8,000	Hongkong Electric Finance Ltd., 2.88%, 05/03/2026 (a)	8,097,503
USD	6,800	Johnson Electric Holdings Ltd., 4.13%, 07/30/2024 (a)	7,113,769
USD	2,871	Standard Chartered PLC, 3.95%, 01/11/2023 (a)	2,984,283
			22,036,306
INDIA—17.2%
USD	6,910	Adani Green Energy UP Ltd. / Prayatna Developers Pvt Ltd. / Parampujya Solar Energy Pvt Ltd., 6.25%, 12/10/2024 (a)	7,471,230
USD	9,480	Adani Ports & Special Economic Zone Ltd., 4.00%, 06/30/2027 (a)(f)	9,839,894
USD	4,010	Adani Transmission Ltd., 4.25%, 05/21/2036 (a)(e)	4,042,243
INR	200,000	Axis Bank Ltd., 7.60%, 10/20/2023	2,823,997
INR	500,000	Axis Bank Ltd., 8.85%, 12/05/2024	7,404,855
USD	7,030	Azure Power Solar Energy Pvt Ltd., 5.65%, 09/24/2022 (a)(f)	7,257,069
USD	3,300	Bharti Airtel International Netherlands BV, 5.35%, 05/20/2024 (a)	3,558,086
INR	150,000	Export-Import Bank of India, 7.62%, 09/01/2026	2,082,911
USD	8,800	Future Retail Ltd., 5.60%, 01/22/2023 (a)(f)	8,866,172
USD	7,000	GMR Hyderabad International Airport Ltd., 5.38%, 04/10/2024 (a)	7,248,766
INR	750,000	HDFC Bank Ltd., 7.95%, 09/21/2026	10,797,709
INR	100,000	Housing Development Finance Corp. Ltd., 7.90%, 08/24/2026	1,411,002
INR	100,000	Housing Development Finance Corp. Ltd., 8.05%, 06/20/2022	1,434,027
INR	250,000	Housing Development Finance Corp. Ltd., 8.58%, 03/18/2022	3,582,224
INR	100,000	Housing Development Finance Corp. Ltd., 8.65%, 09/18/2020	1,417,549
INR	550,000	Housing Development Finance Corp. Ltd., 9.05%, 11/20/2023	8,161,888
INR	400,000	ICICI Bank Ltd., 7.60%, 10/07/2023	5,665,090
INR	250,000	ICICI Bank Ltd., 9.15%, 08/06/2024	3,812,143
USD	2,000	Indiabulls Housing Finance Ltd., 6.38%, 05/28/2022 (a)	1,700,985

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2020

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
INR	200,000	Indiabulls Housing Finance Ltd., 8.90%, 09/26/2021	$2,565,202
INR	100,000	Indiabulls Housing Finance Ltd., 9.00%, 04/29/2026	1,360,617
INR	300,000	Indiabulls Housing Finance Ltd., 9.08%, 12/31/2021	4,172,652
INR	50,000	Indian Railway Finance Corp. Ltd., 8.45%, 12/04/2028	740,762
INR	250,000	Indian Railway Finance Corp. Ltd., 8.83%, 03/25/2023	3,630,064
INR	150,000	National Highways Authority of India, 7.70%, 09/13/2029	2,105,106
USD	6,800	Neerg Energy Ltd., 6.00%, 03/02/2020 (a)(f)	6,868,135
INR	50,000	NTPC Ltd., 8.05%, 05/05/2026	724,274
INR	250,000	NTPC Ltd., 8.10%, 05/27/2026	3,684,273
INR	200,000	NTPC Ltd., 8.49%, 03/25/2025 (e)	2,961,802
INR	100,000	NTPC Ltd., 8.73%, 03/07/2023	1,476,629
INR	100,000	NTPC Ltd., 9.17%, 09/22/2024	1,512,195
INR	250,000	Power Finance Corp. Ltd., 7.50%, 09/17/2020	3,510,354
INR	250,000	Power Finance Corp. Ltd., 8.36%, 02/26/2020	3,506,715
INR	250,000	Power Finance Corp. Ltd., 8.39%, 04/19/2025	3,543,255
INR	400,000	Power Finance Corp. Ltd., 8.65%, 12/28/2024	5,733,688
INR	150,000	Power Grid Corp. of India Ltd., 8.13%, 04/25/2027	2,164,873
INR	500,000	Power Grid Corp. of India Ltd., 8.13%, 04/25/2028	6,988,789
INR	200,000	Power Grid Corp. of India Ltd., 8.93%, 10/20/2022	2,922,026
USD	7,200	REC Ltd., 3.50%, 12/12/2024 (a)	7,300,224
INR	150,000	REC Ltd., 8.10%, 06/25/2024	2,117,857
USD	7,000	Reliance Industries Ltd., 4.13%, 01/28/2025 (a)	7,491,007
INR	800,000	Reliance Industries Ltd., 8.30%, 03/08/2022	11,542,804
INR	250,000	Reliance Jio Infocomm Ltd., 8.95%, 10/05/2020	3,556,011
INR	200,000	Rural Electrification Corp. Ltd., 8.44%, 12/04/2021	2,850,877
INR	150,000	Rural Electrification Corp. Ltd., 9.34%, 08/25/2024	2,210,051
INR	70,000	Rural Electrification Corp. Ltd., 9.35%, 06/15/2022	1,017,785
INR	50,000	State of Karnataka India, 7.38%, 09/27/2027	707,812
INR	300,000	State of Maharashtra India, 7.20%, 08/09/2027	4,217,606
INR	100,000	Tata Motors Ltd., 9.73%, 10/01/2020	1,416,245
USD	5,000	Yes Bank Ifsc Banking Unit Branch, 3.75%, 02/06/2023 (a)	3,950,762
			207,128,292
INDONESIA—5.0%
IDR	20,000,000	Adira Dinamika Multi Finance Tbk PT, 7.80%, 10/04/2022	1,486,196
IDR	10,000,000	Astra Sedaya Finance PT, 8.80%, 02/13/2022	760,308
USD	3,250	Bank Rakyat Indonesia Persero Tbk PT, 3.95%, 03/28/2024 (a)	3,415,133
IDR	10,000,000	Bank Rakyat Indonesia Persero Tbk PT, 8.25%, 08/24/2024	753,058
USD	1,000	Bank Tabungan Negara Persero Tbk PT, 4.20%, 01/23/2025 (a)	1,009,098
USD	6,250	Chandra Asri Petrochemical Tbk PT, 4.95%, 11/08/2021 (a)(f)	6,144,160
IDR	10,000,000	Federal International Finance PT, 8.80%, 03/12/2022	753,643
USD	5,326	FPC Treasury Ltd., 4.50%, 04/16/2023 (a)	5,480,487
IDR	20,000,000	Lembaga Pembiayaan Ekspor Indonesia, 8.45%, 07/09/2022	1,521,787
IDR	30,000,000	Lembaga Pembiayaan Ekspor Indonesia, 9.50%, 03/13/2020	2,207,543
USD	5,959	LLPL Capital Pte Ltd., 6.88%, 02/04/2039 (a)(e)	6,971,533
USD	3,565	Medco Oak Tree Pte Ltd., 7.38%, 05/14/2023 (a)(f)	3,685,262
USD	3,400	Perusahaan Listrik Negara PT, 3.88%, 07/17/2029 (a)	3,563,387
USD	6,129	Perusahaan Listrik Negara PT, 6.15%, 05/21/2048 (a)	7,799,765
IDR	12,000,000	Perusahaan Listrik Negara PT, 8.25%, 07/05/2023	918,545
USD	6,800	Sri Rejeki Isman Tbk PT, 7.25%, 10/16/2022 (a)(f)	7,118,884
USD	6,739	TBG Global Pte Ltd., 5.25%, 02/10/2021 (a)(f)	6,825,297
			60,414,086

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2020

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
MACAU—0.6%
USD	6,600	Sands China Ltd., 5.40%, 05/08/2028 (f)	$7,499,382
MALAYSIA—2.0%
MYR	1,500	Cagamas Bhd, 4.45%, 11/25/2020	370,231
MYR	5,000	CIMB Group Holdings Bhd, 4.95%, 03/29/2023 (f)	1,270,941
MYR	5,000	Cypark Ref Sdn Bhd, 4.87%, 06/30/2025	1,243,387
MYR	5,000	DRB-Hicom Bhd, 5.10%, 12/12/2029	1,263,856
MYR	5,000	Malayan Banking Bhd, (fixed rate to 09/25/2024, variable rate thereafter), 4.08%, 09/25/2024 (b)	1,235,883
USD	7,050	Press Metal Labuan Ltd., 4.80%, 10/30/2020 (a)(f)	6,982,850
USD	3,736	RHB Bank Bhd, 2.50%, 10/06/2021 (a)	3,759,051
USD	7,000	TNB Global Ventures Capital Bhd, 3.24%, 10/19/2026 (a)	7,175,962
			23,302,161
MONGOLIA—0.6%
USD	3,400	Mongolian Mining Corp./Energy Resources LLC, 9.25%, 04/15/2021 (a)(f)	3,144,128
USD	3,230	Trade & Development Bank of Mongolia LLC, 9.38%, 05/19/2020 (a)(g)	3,276,491
			6,420,619
NETHERLANDS—0.5%
USD	6,050	Samvardhana Motherson Automotive Systems Group BV, 4.88%, 02/10/2020 (a)(f)	6,143,775

NORWAY—0.7%
AUD	7,000	Kommunalbanken AS, 4.50%, 04/17/2023 (a)	5,198,975
AUD	4,988	Kommunalbanken AS, 6.50%, 04/12/2021	3,557,169
			8,756,144
PHILIPPINES —3.3%
USD	771	AEV International Pte Ltd., 4.20%, 01/16/2025 (a)(f)	772,180
USD	7,000	ICTSI Treasury BV, 5.88%, 09/17/2025 (a)	7,730,514
USD	5,025	Jollibee Worldwide Pte Ltd., (fixed rate to 01/23/2025, variable rate thereafter), 3.90%, 01/23/2025 (a)(b)	4,982,288
USD	13,086	Megaworld Corp., 4.25%, 04/17/2023 (a)	13,546,682
USD	5,500	Philippine National Bank, 3.28%, 09/27/2024 (a)	5,628,906
USD	7,000	Royal Capital BV, (fixed rate to 05/05/2024, variable rate thereafter), 4.88%, 05/05/2024 (a)(b)	7,087,500
			39,748,070
QATAR—0.1%
CNH	10,000	QNB Finance Ltd., 5.10%, 03/08/2021	1,462,260

SAUDI ARABIA—0.6%
USD	7,000	Saudi Arabian Oil Co., 3.50%, 04/16/2029 (a)	7,418,196

SINGAPORE—2.3%
USD	4,000	DBS Group Holdings Ltd., (fixed rate to 09/07/2021, variable rate thereafter), 3.60%, 09/07/2021 (a)(b)	4,030,000
USD	2,400	DBS Group Holdings Ltd., (fixed rate to 12/11/2023, variable rate thereafter), 4.52%, 12/11/2023 (a)(f)	2,575,563
USD	7,289	Marble II Pte Ltd., 5.30%, 06/20/2020 (a)(f)	7,391,028
USD	3,800	Parkway Pantai Ltd., (fixed rate to 07/27/2022, variable rate thereafter), 4.25%, 07/27/2022 (a)(b)	3,809,500

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2020

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
USD	9,000	United Overseas Bank Ltd., (fixed rate to 09/16/2021, variable rate thereafter), 3.50%, 09/16/2021 (a)(f)	$9,143,550
			26,949,641
SOUTH KOREA—3.4%
USD	11,400	Busan Bank Co. Ltd., 3.63%, 07/25/2026 (a)	11,846,713
USD	3,300	Hanwha Total Petrochemical Co. Ltd., 3.88%, 01/23/2024 (a)	3,464,538
USD	10,658	Korea Hydro & Nuclear Power Co. Ltd., 3.00%, 09/19/2022 (a)	10,936,368
USD	1,350	Korea Western Power Co. Ltd., 3.75%, 06/07/2023 (a)	1,422,150
USD	7,760	Shinhan Bank Co. Ltd., 2.88%, 03/28/2022 (a)	7,906,099
USD	4,733	Woori Bank, 5.13%, 08/06/2028 (a)	5,501,071
			41,076,939
THAILAND—1.7%
USD	1,200	Bangkok Bank PCL, 9.03%, 03/15/2029 (a)	1,753,365
USD	10,000	GC Treasury Center Co. Ltd., 4.25%, 09/19/2022 (a)	10,440,781
USD	5,300	PTTEP Treasury Center Co. Ltd., 3.90%, 12/06/2059 (a)	5,639,010
USD	2,197	Thaioil Treasury Center Co. Ltd., 4.63%, 11/20/2028 (a)	2,539,198
			20,372,354
TURKEY—0.3%
USD	3,300	Yapi ve Kredi Bankasi AS, (fixed rate to 01/15/2024, variable rate thereafter), 13.88%, 01/15/2024 (a)(b)	3,920,499
			3,920,499
UNITED ARAB EMIRATES—3.5%
USD	2,390	Abu Dhabi National Energy Co. PJSC, 3.88%, 05/06/2024 (a)	2,509,500
MYR	10,000	Abu Dhabi National Energy Co. PJSC, 4.65%, 03/03/2022	2,467,847
USD	5,238	Emirates Airline, 4.50%, 02/06/2025 (a)(e)	5,365,524
SGD	6,500	Emirates NBD Bank PJSC, 3.05%, 03/06/2023 (a)	4,879,754
USD	6,388	Emirates NBD Bank PJSC (fixed rate to 03/20/2025, variable rate thereafter), 6.13%, 03/20/2025 (a)(b)	6,745,728
USD	7,100	Esic Sukuk Ltd., 3.94%, 07/30/2024 (a)	7,093,681
USD	3,300	MAF Global Securities Ltd., (fixed rate to 03/20/2026, variable rate thereafter), 6.38%, 03/20/2026 (a)(b)	3,504,586
USD	3,700	MAF Global Securities Ltd., (fixed rate to 09/07/2022, variable rate thereafter), 5.50%, 09/07/2022 (a)(b)	3,792,500
USD	5,194	Medjool Ltd., 3.88%, 03/19/2023 (a)(e)	5,228,858
			41,587,978
UNITED KINGDOM—3.8%
USD	2,594	CK Hutchison Capital Securities 17 Ltd., (fixed rate to 05/12/2022, variable rate thereafter), 4.00%, 05/12/2022 (a)(b)	2,627,701
USD	4,840	CK Hutchison International 17 Ltd., 2.88%, 04/05/2022 (a)	4,912,669
USD	15,500	Hutchison Whampoa Finance CI Ltd., 7.50%, 08/01/2027 (a)	20,546,490
USD	980	Hutchison Whampoa International 03/33 Ltd., 7.45%, 11/24/2033 (a)	1,487,831
USD	6,999	Standard Chartered PLC, 3.95%, 01/11/2023 (a)	7,275,164
USD	5,000	Standard Chartered PLC, 4.05%, 04/12/2026 (a)	5,394,360
USD	2,759	Standard Chartered PLC, (fixed rate to 04/02/2023, variable rate thereafter), 7.75%, 04/02/2023 (a)(b)	3,048,695
			45,292,910

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2020

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
VIETNAM—0.4%
USD	4,310	Mong Duong Finance Holdings BV, 5.13%, 05/07/2023 (a)	$4,445,339
			4,445,339
		Total Corporate Bonds — 72.9% (cost $882,066,330)	876,633,954
GOVERNMENT BONDS—69.4%
AUSTRALIA—36.7%
AUD	91,229	Australia Government Bond, 2.75%, 11/21/2028 (a)	70,431,276
AUD	12,400	Australia Government Bond, 3.25%, 04/21/2025 (a)	9,372,677
AUD	81,500	Australia Government Bond, 3.25%, 06/21/2039 (a)	72,153,943
AUD	51,000	Australia Government Bond, 3.75%, 04/21/2037 (a)	47,246,783
AUD	17,700	Australia Government Bond, 4.50%, 04/21/2033 (a)	16,879,677
AUD	81,700	Australia Government Bond, 5.50%, 04/21/2023 (a)	63,165,291
AUD	6,000	New South Wales Treasury Corp., 3.00%, 04/20/2029 (a)	4,593,946
AUD	13,500	New South Wales Treasury Corp., 3.00%, 02/20/2030 (a)	10,388,736
AUD	7,500	New South Wales Treasury Corp., 4.00%, 05/20/2026 (a)	5,911,202
AUD	25,000	New South Wales Treasury Corp., 6.00%, 05/01/2020 (a)	16,939,011
AUD	15,000	New South Wales Treasury Corp., 6.00%, 03/01/2022	11,111,650
AUD	22,000	Queensland Treasury Corp., 4.25%, 07/21/2023 (a)	16,403,172
AUD	51,400	Queensland Treasury Corp., 5.50%, 06/21/2021 (a)	36,598,557
AUD	4,690	Queensland Treasury Corp., 6.00%, 06/14/2021 (a)(g)	3,364,054
AUD	16,200	Queensland Treasury Corp., 6.25%, 02/21/2020 (a)	10,877,139
AUD	20,000	Treasury Corp. of Victoria, 6.00%, 10/17/2022	15,241,570
AUD	5,000	Western Australian Treasury Corp., 2.50%, 07/23/2024 (a)	3,570,756
AUD	22,000	Western Australian Treasury Corp., 2.75%, 10/20/2022 (a)	15,468,979
AUD	15,000	Western Australian Treasury Corp., 7.00%, 07/15/2021	10,933,244
			440,651,663
BAHRAIN—0.6%
USD	6,700	CBB International Sukuk Co. 5 Spc, 5.62%, 02/12/2024 (a)	7,204,992
			7,204,992
CHINA—1.4%
CNY	10,000	Central Huijin Investment, 3.67%, 01/16/2024	1,453,442
CNY	30,000	China Development Bank, 3.45%, 09/20/2029	4,311,570
CNY	4,000	China Government Bond, 2.85%, 01/28/2026 (h)	572,827
CNY	70,000	China Government Bond, 3.29%, 05/23/2029	10,294,756
CNY	3,000	China Government Bond, 3.46%, 07/11/2020 (h)	435,435
CNY	2,000	China Government Bond, 3.57%, 11/17/2021 (h)	294,715
			17,362,745
INDIA—3.8%
INR	200,000	Export-Import Bank of India, 8.18%, 12/07/2025	2,961,735
INR	750,000	India Government Bond, 7.68%, 12/15/2023	10,980,197
INR	1,000,000	India Government Bond, 7.72%, 05/25/2025	14,714,641
INR	1,041,880	India Government Bond, 8.08%, 08/02/2022	15,286,237
INR	140,440	India Government Bond, 8.40%, 07/28/2024	2,112,330
INR	9,590	India Government Bond, 9.20%, 09/30/2030	155,764
			46,210,904
INDONESIA—16.8%
USD	591	Indonesia Government International Bond, 5.25%, 01/08/2047 (a)	740,505
USD	5,314	Indonesia Government International Bond, 5.35%, 02/11/2049	6,939,703
USD	9,880	Indonesia Government International Bond, 8.50%, 10/12/2035 (a)	15,833,269

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2020

Principal Amount (000) or Shares		Description	Value (US$)
GOVERNMENT BONDS (continued)
IDR	269,000,000	Indonesia Treasury Bond, 5.63%, 05/15/2023	$19,676,104
IDR	271,570,000	Indonesia Treasury Bond, 6.13%, 05/15/2028	19,152,099
IDR	50,000,000	Indonesia Treasury Bond, 6.50%, 06/15/2025	3,744,050
IDR	15,000,000	Indonesia Treasury Bond, 6.63%, 05/15/2033	1,040,300
IDR	13,800,000	Indonesia Treasury Bond, 7.00%, 05/15/2027	1,032,115
IDR	848,000,000	Indonesia Treasury Bond, 8.13%, 05/15/2024	67,143,839
IDR	288,224,000	Indonesia Treasury Bond, 8.38%, 09/15/2026	23,320,287
IDR	300,000,000	Indonesia Treasury Bond, 8.75%, 05/15/2031	24,944,709
IDR	30,000,000	Indonesia Treasury Bond, 9.00%, 03/15/2029	2,504,577
IDR	16,000,000	Indonesia Treasury Bond, 9.50%, 07/15/2031	1,396,939
USD	4,970	Perusahaan Penerbit SBSN Indonesia III, 4.15%, 03/29/2027 (a)	5,392,599
USD	7,000	Perusahaan Penerbit SBSN Indonesia III, 4.35%, 09/10/2024 (a)	7,573,090
USD	1,500	Perusahaan Penerbit SBSN Indonesia III, 4.55%, 03/29/2026 (a)	1,657,530
			202,091,715
MALAYSIA—2.3%
MYR	6,800	Malaysia Government Bond, 3.50%, 05/31/2027	1,700,498
MYR	20,800	Malaysia Government Bond, 3.88%, 03/10/2022	5,181,673
MYR	32,500	Malaysia Government Bond, 3.96%, 09/15/2025	8,307,195
MYR	10,700	Malaysia Government Bond, 4.18%, 07/15/2024	2,736,556
MYR	30,300	Malaysia Government Bond, 4.23%, 06/30/2031	8,053,330
MYR	6,800	Malaysia Government Investment Issue, 3.73%, 03/31/2026	1,717,288
			27,696,540
PHILIPPINES—0.3%
PHP	200,000	Philippine Government Bond, 4.63%, 09/09/2040	3,674,109

QATAR—1.2%
USD	12,750	Qatar Government International Bond, 4.50%, 04/23/2028 (a)	14,756,442

SINGAPORE—0.3%
SGD	5,300	Singapore Government Bond, 1.25%, 10/01/2021	3,872,154

SOUTH KOREA —0.3%
KRW	4,500,000	Korea Treasury Bond, 1.88%, 06/10/2029	3,873,522

SRI LANKA—1.4%
USD	5,200	Republic Of Sri Lanka, 7.55%, 03/28/2030 (a)	5,152,222
USD	11,000	Sri Lanka Government International Bond, 7.85%, 03/14/2029 (a)	11,164,558
			16,316,780
SUPRANATIONAL—3.9%
AUD	14,000	Asian Development Bank, 5.00%, 03/09/2022	10,164,532
AUD	6,800	Asian Development Bank, 6.25%, 03/05/2020	4,574,407
AUD	4,000	Eurofima, 5.50%, 06/30/2020	2,724,709
AUD	15,000	Inter-American Development Bank, 6.00%, 02/26/2021	10,571,894
AUD	10,000	International Bank for Reconstruction & Development, 4.25%, 06/24/2025	7,787,617
AUD	15,600	International Finance Corp., 5.75%, 07/28/2020	10,686,059
			46,509,218
THAILAND—0.4%
THB	129,000	Thailand Government Bond, 2.00%, 12/17/2022	4,239,781
		Total Government Bonds — 69.4% (cost $882,883,239)	834,460,565

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2020

Principal Amount (000) or Shares		Description	Value (US$)
SHORT-TERM INVESTMENT—3.3%
UNITED STATES—3.3%
USD	39,555,385	State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.52%(i)	$39,555,385
			39,555,385
		Total Short-Term Investment — 3.3% (cost $39,555,385)	39,555,385
		Total Investments — 145.6% (cost $1,804,504,954)	1,750,649,904
		Long Term Debt Securities	(531,000,000)
		Mandatory Redeemable Preferred Stock at Liquidation Value	(50,000,000)
		Other Assets in Excess of Liabilities — 2.7%	32,733,422
		Net Assets—100.0%	$1,202,383,326

AUD—Australian Dollar

CNH—Chinese Yuan Renminbi Offshore

CNY—Chinese Yuan Renminbi

IDR—Indonesian Rupiah

INR—Indian Rupee

KRW—South Korean Won

MYR—Malaysian Ringgit

PHP—Philippine Peso

SGD—Singapore Dollar

THB—Thai Baht

USD—U.S. Dollar

(a)	Denotes a restricted security.
(b)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.
(c)	Illiquid security.
(d)	For this security the annuity payments increase by 3.25% every year, until the asset amortizes to zero.
(e)	Sinkable security.
(f)	The maturity date presented for these instruments represents the next call/put date.
(g)	This security is government guaranteed.
(h)	China A securities. These securities are issued in local currency, traded in the local markets and are held through a qualified foreign institutional investor license.
(i)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2020.

At January 31, 2020, the Company held the following futures contracts:

At January 31, 2020, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contract Positions
United States Treasury Note 6%–2 year	157	03/31/2020	$33,844,553	$33,968,422	$123,869
United States Treasury Note 6%–5 year	103	03/31/2020	12,249,759	12,392,992	143,233
United States Treasury Note 6%–Ultra Bond	205	03/20/2020	38,231,258	39,705,938	1,474,680
					86,067,352

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2020

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)

Short Contract Positions
United States Treasury Note 6%–10 year	(373)	03/20/2020	$(48,810,199)	$(49,107,781)	$(297,582)
					$(297,582)
					$1,444,200

At January 31, 2020, the Fund's open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)

Chinese Yuan Renminbi Offshore/United States Dollar
04/09/2020	State Street Bank and Trust	CNH	44,873,490	USD	6,500,000	$6,398,276	$(101,724)
Indian Rupee/United States Dollar
02/03/2020	UBS AG	INR	1,160,775,000	USD	16,239,794	16,267,036	27,242
03/03/2020	Royal Bank of Canada	INR	349,948,690	USD	4,900,000	4,874,493	(25,507)
03/20/2020	Citibank N.A.	INR	841,989,000	USD	11,800,000	11,700,792	(99,208)
Indonesian Rupiah/United States Dollar
02/12/2020	Citibank N.A.	IDR	218,333,000,000	USD	15,500,000	15,817,983	317,983
Malaysian Ringgit/United States Dollar
02/14/2020	BNP Paribas S.A.	MYR	5,028,000	USD	1,200,000	1,226,547	26,547
02/14/2020	HSBC Bank USA	MYR	5,829,600	USD	1,400,000	1,422,093	22,093
Philippine Peso/United States Dollar
04/13/2020	Citibank N.A.	PHP	126,726,900	USD	2,500,000	2,477,312	(22,688)
04/13/2020	UBS AG	PHP	209,813,400	USD	4,100,000	4,101,523	1,523
Singapore Dollar/United States Dollar
03/05/2020	Citibank N.A.	SGD	14,200,000	USD	10,416,605	10,406,883	(9,722)
South Korean Won/United States Dollar
02/28/2020	Citibank N.A.	KRW	38,269,186,000	USD	32,800,000	32,001,527	(798,473)
Thai Baht/United States Dollar
02/14/2020	Citibank N.A.	THB	628,891,000	USD	20,839,053	20,113,027	(726,026)
						$126,807,492	$(1,387,960)

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)

United States Dollar/Australian Dollar
04/24/2020	Citibank N.A.	USD	147,110,535	AUD	214,500,000	$143,800,186	$3,310,349
United States Dollar/Chinese Yuan Renminbi Offshore
04/09/2020	Citibank N.A.	USD	700,000	CNH	4,886,862	696,792	3,208
04/09/2020	Royal Bank of Canada	USD	10,843,329	CNH	75,500,000	10,765,149	78,180
04/09/2020	State Street Bank and Trust	USD	1,700,001	CNH	11,790,811	1,681,190	18,811
United States Dollar/Indian Rupee
02/03/2020	UBS AG	USD	16,500,000	INR	1,160,775,000	16,267,036	232,964
03/03/2020	Citibank N.A.	USD	5,300,000	INR	382,130,000	5,322,751	(22,751)
03/20/2020	Citibank N.A.	USD	3,700,000	INR	264,880,780	3,680,945	19,055
03/20/2020	UBS AG	USD	28,300,000	INR	2,027,691,800	28,178,041	121,959

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of January 31, 2020

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)

United States Dollar/Indonesian Rupiah
02/12/2020	Citibank N.A.	USD	700,000	IDR	9,705,850,000	$703,178	$(3,178)
02/12/2020	Royal Bank of Canada	USD	5,100,000	IDR	71,935,500,000	5,211,647	(111,647)
02/12/2020	UBS AG	USD	15,500,000	IDR	218,472,500,000	15,828,090	(328,090)
United States Dollar/Malaysian Ringgit
02/14/2020	BNP Paribas S.A.	USD	19,393,839	MYR	80,242,980	19,574,746	(180,907)
02/14/2020	HSBC Bank USA	USD	5,717,806	MYR	23,514,780	5,736,276	(18,470)
United States Dollar/Philippine Peso
04/13/2020	Citibank N.A.	USD	10,400,000	PHP	526,936,800	10,300,788	99,212
United States Dollar/Singapore Dollar
03/05/2020	Citibank N.A.	USD	2,600,000	SGD	3,523,910	2,582,600	17,400
United States Dollar/South Korean Won
02/28/2020	Citibank N.A.	USD	1,300,000	KRW	1,511,150,000	1,263,657	36,343
02/28/2020	UBS AG	USD	5,700,000	KRW	6,671,337,000	5,578,717	121,283
United States Dollar/Thai Baht
02/14/2020	Citibank N.A.	USD	1,200,000	THB	36,365,160	1,163,021	36,979
02/14/2020	UBS AG	USD	900,000	THB	27,496,890	879,398	20,602
						$279,214,208	$3,451,302
						$406,021,700	$2,063,342

* Certain contracts with different trade dates and like characteristics have been shown net.

At January 31, 2020, the Fund held the following centrally cleared interest rate swaps:

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Premiums Paid (Received)	Unrealized Depreciation
USD	55,000,000	10/28/2026	Citibank	Receive	3-month LIBOR Index	1.57%	$—	$(673,083)
USD	26,000,000	07/23/2029	Citibank	Receive	3-month LIBOR Index	1.99%	—	(1,240,906)
							$—	$(1,913,989)

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Portfolio of Investments (unaudited)

January 31, 2020

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider approved by the Board. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional "round lot" size and the strategies employed by the Fund’s investment adviser generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller "odd lot" sizes which may be effected at lower or higher prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund; a "government money market fund" pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, which has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value. Registered investment companies are valued at their net asset value as reported by such company. Generally, these investment types are categorized as Level 1 investments.

Derivatives are valued at fair value. Exchange traded derivatives are generally Level 1 investments and over-the-counter derivatives are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Interest rate swaps agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows).

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which they trade closed before the Valuation Time), the security is valued at fair value as determined by the Fund's Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. Under normal circumstances the Valuation Time is as of close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). A security that has been fair valued by the Fund's Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

Aberdeen Asia-Pacific Income Fund, Inc.